Schedule of Investments (unaudited) March 31, 2020	BlackRock Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.9%

Aerospace & Defense — 1.9%
Boeing Co. (The)	1,772	$264,276
Curtiss-Wright Corp	407	37,611
HEICO Corp.	3,253	242,706
Hexcel Corp.(a)	1,571	58,425
Lockheed Martin Corp.	3,378	1,144,973
Northrop Grumman Corp.	383	115,877
Raytheon Co.	3,400	445,910
Teledyne Technologies, Inc.(b)	1,840	546,977

		2,856,755

Air Freight & Logistics — 0.3%
FedEx Corp.	494	59,902
United Parcel Service, Inc., Class B	3,426	320,057

		379,959

Airlines — 0.1%
Delta Air Lines, Inc.	6,270	178,883

Auto Components — 0.0%
Goodyear Tire & Rubber Co. (The)	11,562	67,291

Automobiles — 0.4%
General Motors Co.	12,163	252,747
Harley-Davidson, Inc.(a)	789	14,936
Tesla, Inc.(b)	751	393,524

		661,207

Banks — 3.2%
Bank of America Corp.	43,024	913,399
Bank OZK	2,855	47,678
Citigroup, Inc.	7,547	317,880
Citizens Financial Group, Inc.	2,713	51,032
Cullen/Frost Bankers, Inc.	6,574	366,763
East West Bancorp, Inc.	1,902	48,957
First Horizon National Corp	4,343	35,005
First Republic Bank	173	14,234
JPMorgan Chase & Co.	18,925	1,703,818
PNC Financial Services Group, Inc. (The)	2,753	263,517
Truist Financial Corp.	4,159	128,264
US Bancorp	3,767	129,773
Webster Financial Corp.	1,222	27,984
Wells Fargo & Co.	23,171	665,008
Zions Bancorp NA	521	13,942

		4,727,254

Beverages — 2.1%
Coca-Cola Co. (The)	22,479	994,696
Coca-Cola European Partners plc	3,420	128,353
Molson Coors Beverage Co., Class B	14,453	563,811
PepsiCo, Inc.(a)	11,684	1,403,248

		3,090,108

Biotechnology — 4.3%
AbbVie, Inc.	23,542	1,793,665
Alexion Pharmaceuticals, Inc.(b)	956	85,839
Amgen, Inc.	3,461	701,649
Biogen, Inc.(b)	1,113	352,131
Gilead Sciences, Inc.	23,232	1,736,824
Incyte Corp.(b)	3,348	245,174
Moderna, Inc.(b)	1,358	40,672
Regeneron Pharmaceuticals, Inc.(b)	750	366,217
United Therapeutics Corp.(a)(b)	1,400	132,755
Vertex Pharmaceuticals, Inc.(b)	3,969	944,424

		6,399,350

Security	Shares	Value

Building Products — 0.7%
Allegion plc	10,910	$1,003,938
Resideo Technologies, Inc.(b)	5,229	25,309

		1,029,247

Capital Markets — 3.0%
Affiliated Managers Group, Inc.(a)	3,147	186,114
Bank of New York Mellon Corp. (The)	5,053	170,185
Charles Schwab Corp. (The)(a)	12,791	430,033
CME Group, Inc.	1,686	291,526
FactSet Research Systems, Inc.(a)	1,954	509,369
Goldman Sachs Group, Inc. (The)	934	144,387
Intercontinental Exchange, Inc.	6,667	538,360
Invesco Ltd.(a)	1,436	13,039
Moody’s Corp	958	202,617
Morgan Stanley	24,715	840,310
Nasdaq, Inc.	210	19,940
Northern Trust Corp	462	34,863
S&P Global, Inc.	3,748	918,447
T. Rowe Price Group, Inc.	892	87,104
TD Ameritrade Holding Corp.	1,637	56,738

		4,443,032

Chemicals — 1.2%
Air Products & Chemicals, Inc.	2,234	445,929
Chemours Co. (The)	1,436	12,737
Dow, Inc.	3,161	92,427
DuPont de Nemours, Inc.	1,529	52,139
Ecolab, Inc.	1,960	305,427
LyondellBasell Industries NV, Class A	1,306	64,817
Mosaic Co. (The)	11,715	126,756
PPG Industries, Inc.	1,480	123,728
Sherwin-Williams Co. (The)	1,063	488,470

		1,712,430

Commercial Services & Supplies — 0.4%
ADT, Inc.(a)	3,393	14,658
Cintas Corp.	2,813	487,268
Copart, Inc.(b)	594	40,701

		542,627

Communications Equipment — 0.5%
Ciena Corp.(b)	2,010	80,018
Cisco Systems, Inc.	17,152	674,245

		754,263

Construction & Engineering — 0.6%
EMCOR Group, Inc.	9,469	580,639
Fluor Corp.	8,830	61,015
MasTec, Inc.(b)	6,486	212,287
Quanta Services, Inc.	926	29,382

		883,323

Consumer Finance — 0.9%
Ally Financial, Inc.	21,824	314,920
American Express Co.	7,673	656,886
Capital One Financial Corp.	7,093	357,629

		1,329,435

Containers & Packaging — 0.1%
WestRock Co.	6,376	180,186

Distributors — 0.1%
Pool Corp.	442	86,972

Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.(b)	631	64,362
Grand Canyon Education, Inc.(b)	1,063	81,091
H&R Block, Inc.	22,934	322,911

		468,364

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(b)	13,795	$2,522,140

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	27,758	809,146
CenturyLink, Inc.(a)	14,838	140,367
Verizon Communications, Inc.	15,987	858,982

		1,808,495

Electric Utilities — 1.7%
Alliant Energy Corp.	2,901	140,089
Eversource Energy	15,222	1,190,513
IDACORP, Inc.	1,578	138,533
NextEra Energy, Inc.	1,020	245,432
Pinnacle West Capital Corp.	2,319	175,757
Xcel Energy, Inc.	9,468	570,920

		2,461,244

Electrical Equipment — 0.8%
AMETEK, Inc.	9,932	715,303
Hubbell, Inc.	4,435	508,872

		1,224,175

Electronic Equipment, Instruments & Components — 0.6%(a)
Avnet, Inc.	15,652	392,865
National Instruments Corp.	13,576	449,094

		841,959

Energy Equipment & Services — 0.1%
Baker Hughes Co.(a)	3,519	36,949
Helmerich & Payne, Inc.(a)	2,441	38,202
Patterson-UTI Energy, Inc.(a)	9,016	21,188
TechnipFMC plc	4,720	31,813
Transocean Ltd.(a)(b)	42,016	48,738

		176,890

Entertainment — 0.8%
Activision Blizzard, Inc.	585	34,796
Cinemark Holdings, Inc.(a)	8,924	90,935
Electronic Arts, Inc.(b)	1,545	154,763
Netflix, Inc.(b)	950	356,725
Spotify Technology SA(b)	1,230	149,371
Walt Disney Co. (The)	2,761	266,713
Zynga, Inc., Class A(b)	12,143	83,179

		1,136,482

Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc.(a)	1,288	176,533
American Tower Corp.	187	40,719
AvalonBay Communities, Inc.	982	144,521
Boston Properties, Inc.	9,752	899,427
Digital Realty Trust, Inc.	670	93,070
Douglas Emmett, Inc.	826	25,201
Equity Residential	4,499	277,633
Essex Property Trust, Inc.	68	14,976
Host Hotels & Resorts, Inc.(a)	20,322	224,355
Lamar Advertising Co., Class A	8,867	454,700
Macerich Co. (The)	1,008	5,675
National Retail Properties, Inc.	2,020	65,024
Outfront Media, Inc.	683	9,207
Park Hotels & Resorts, Inc.	27,974	221,274
Prologis, Inc.	7,483	601,409
QTS Realty Trust, Inc., Class A	960	55,690
Realty Income Corp.	736	36,697
RLJ Lodging Trust	28,768	222,089

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc.	3,773	$206,987
Welltower, Inc.	3,513	160,825

		3,936,012

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	5,476	1,561,372
Walmart, Inc.	3,175	360,743

		1,922,115

Food Products — 1.5%
General Mills, Inc.	21,157	1,116,455
Hershey Co. (The)	8,532	1,130,490
Lamb Weston Holdings, Inc.	679	38,771

		2,285,716

Gas Utilities — 0.2%
Southwest Gas Holdings, Inc.(a)	4,082	283,944

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories(a)	5,720	451,365
DexCom, Inc.(b)	213	57,355
Edwards Lifesciences Corp.(b)	3,998	754,103
Hologic, Inc.(b)	7,183	252,123
IDEXX Laboratories, Inc.(b)	1,783	431,914
Stryker Corp.	9,763	1,625,442

		3,572,302

Health Care Providers & Services — 2.9%
AMN Healthcare Services, Inc.(b)	1,244	71,916
Anthem, Inc.	3,528	800,997
Cigna Corp.	2,684	475,551
CVS Health Corp.	14,275	846,936
HCA Healthcare, Inc.	340	30,549
McKesson Corp.	672	90,895
UnitedHealth Group, Inc.	7,954	1,983,568

		4,300,412

Health Care Technology — 0.3%(b)
Teladoc Health, Inc.	857	132,844
Veeva Systems, Inc., Class A	1,558	243,624

		376,468

Hotels, Restaurants & Leisure — 1.6%
Boyd Gaming Corp.	5,918	85,337
Chipotle Mexican Grill, Inc.(b)	474	310,186
Choice Hotels International, Inc.(a)	3,804	232,995
Darden Restaurants, Inc.	3,657	199,160
Dunkin’ Brands Group, Inc.	579	30,745
Extended Stay America, Inc.	23,518	171,917
International Game Technology plc(a)	3,217	19,141
McDonald’s Corp.	5,171	855,025
Starbucks Corp.	4,025	264,603
Texas Roadhouse, Inc.	5,249	216,784
Vail Resorts, Inc.	186	27,474

		2,413,367

Household Durables — 0.2%
DR Horton, Inc.	8,808	299,472

Household Products — 2.1%
Church & Dwight Co., Inc.	6,109	392,075
Clorox Co. (The)	3,031	525,121
Procter & Gamble Co. (The)	19,566	2,152,260

		3,069,456

Industrial Conglomerates — 0.8%
3M Co	565	77,128
Carlisle Cos., Inc.	348	43,597
Honeywell International, Inc.	6,202	829,766
Roper Technologies, Inc.(a)	615	191,763

		1,142,254

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 1.9%
Aon plc	604	$99,684
Arthur J Gallagher & Co.	6,182	503,895
Cincinnati Financial Corp.	3,765	284,069
First American Financial Corp.	4,632	196,443
Globe Life, Inc.(a)	4,952	356,395
Marsh & McLennan Cos., Inc.	3,708	320,594
Prudential Financial, Inc.	16,518	861,249
Unum Group	6,646	99,757
Willis Towers Watson plc	793	134,691

		2,856,777

Interactive Media & Services — 5.3%(b)
Alphabet, Inc., Class A	2,325	2,701,534
Alphabet, Inc., Class C	1,836	2,134,919
Facebook, Inc., Class A	16,376	2,731,517
TripAdvisor, Inc.	5,243	91,176
Twitter, Inc.	6,335	155,587
Yelp, Inc.	3,669	66,152

		7,880,885

Internet & Direct Marketing Retail — 4.4%(b)
Amazon.com, Inc.	3,339	6,510,115
Booking Holdings, Inc.	11	14,799

		6,524,914

IT Services — 5.1%
Accenture plc, Class A	1,054	172,076
Amdocs Ltd.	1,300	71,461
Automatic Data Processing, Inc.	11,820	1,615,558
Fidelity National Information Services, Inc.	417	50,724
Fiserv, Inc.(b)	2,399	227,881
Gartner, Inc.(b)	1,158	115,302
Jack Henry & Associates, Inc.	837	129,936
Mastercard, Inc., Class A	11,588	2,799,197
Paychex, Inc.(a)	16,954	1,066,746
PayPal Holdings, Inc.(b)	3,275	313,548
Visa, Inc., Class A	5,683	915,645

		7,478,074

Life Sciences Tools & Services — 0.1%(b)
Bio-Rad Laboratories, Inc., Class A	102	35,757
Mettler-Toledo International, Inc.	63	43,502

		79,259

Machinery — 2.0%
AGCO Corp.	3,453	163,154
Fortive Corp.	1,047	57,784
IDEX Corp.	2,846	393,061
Oshkosh Corp.	6,537	420,525
PACCAR, Inc.	26,282	1,606,619
Snap-on, Inc.	2,281	248,218
Xylem, Inc.	184	11,984

		2,901,345

Media — 2.1%
AMC Networks, Inc., Class A(a)(b)	8,530	207,364
Comcast Corp., Class A	15,859	545,233
Discovery, Inc., Class A(a)(b)	39,077	759,657
Interpublic Group of Cos., Inc. (The)(a)	46,691	755,927
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	518	16,415
Nexstar Media Group, Inc., Class A(a)	1,037	59,866
Sirius XM Holdings, Inc.	154,920	765,305

		3,109,767

Security	Shares	Value

Metals & Mining — 0.2%
Alcoa Corp.(b)	14,535	$89,536
Reliance Steel & Aluminum Co.	2,455	215,033

		304,569

Multiline Retail — 0.9%
Dollar General Corp.	6,135	926,446
Target Corp.	3,777	351,148

		1,277,594

Multi-Utilities — 1.2%
Ameren Corp.	8,848	644,400
CMS Energy Corp.	791	46,471
Consolidated Edison, Inc.	7,072	551,616
DTE Energy Co.	6,107	579,982

		1,822,469

Oil, Gas & Consumable Fuels — 2.3%
Apache Corp.(a)	1,565	6,542
Chevron Corp.	6,359	460,773
Concho Resources, Inc.	1,102	47,221
ConocoPhillips	7,461	229,799
Continental Resources, Inc.(a)(b)	22,201	169,615
Devon Energy Corp.	2,443	16,881
Diamondback Energy, Inc.	574	15,039
EOG Resources, Inc.	18,529	665,562
Exxon Mobil Corp.	18,930	718,772
Marathon Oil Corp.(a)	59,982	197,341
Marathon Petroleum Corp.	7,725	182,464
ONEOK, Inc.	563	12,279
Suncor Energy, Inc.	10,884	171,967
Valero Energy Corp.	4,958	224,895
Williams Cos., Inc. (The)	20,622	291,801

		3,410,951

Paper & Forest Products — 0.2%
Domtar Corp.	12,653	273,811

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A(a)	3,815	607,882

Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co	12,446	693,740
Eli Lilly & Co.	491	68,112
Johnson & Johnson	22,008	2,885,909
Merck & Co., Inc.	20,872	1,605,892
Mylan NV(b)	2,573	38,363
Pfizer, Inc.	24,277	792,401
Zoetis, Inc.	8,517	1,002,366

		7,086,783

Professional Services — 0.3%
IHS Markit Ltd.(b)	3,895	233,700
Robert Half International, Inc.	7,169	270,630

		504,330

Road & Rail — 0.5%
CSX Corp.	3,623	207,598
Landstar System, Inc.	504	48,313
Norfolk Southern Corp.(a)	864	126,144
Ryder System, Inc.	1,805	47,724
Uber Technologies, Inc.(b)	2,066	57,683
Union Pacific Corp.(a)	1,438	202,816

		690,278

Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices, Inc.	223	19,992
Applied Materials, Inc.	884	40,505
Broadcom, Inc.	779	184,701
Cirrus Logic, Inc.(b)	6,334	415,700

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Cypress Semiconductor Corp.	2,257	$52,633
Intel Corp.	30,045	1,626,035
Lam Research Corp.	2,892	694,080
Maxim Integrated Products, Inc.	1,502	73,012
NVIDIA Corp.	3,655	963,458
QUALCOMM, Inc.	2,180	147,477
Skyworks Solutions, Inc.	6,438	575,429
Texas Instruments, Inc.	4,593	458,979

		5,252,001

Software — 9.7%
ACI Worldwide, Inc.(b)	2	48
Adobe, Inc.(b)	5,422	1,725,497
Atlassian Corp. plc, Class A(b)	1,715	235,401
Citrix Systems, Inc.	1,737	245,872
Cloudflare, Inc., Class A(b)	6,089	142,970
DocuSign, Inc.(b)	2,657	245,507
Intuit, Inc.	2,298	528,540
Manhattan Associates, Inc.(b)	2,064	102,829
Microsoft Corp.	51,963	8,195,085
New Relic, Inc.(b)	2,039	94,283
Paylocity Holding Corp.(b)	608	53,699
RingCentral, Inc., Class A(b)	1,042	220,810
salesforce.com, Inc.(b)	6,554	943,645
ServiceNow, Inc.(b)	2,181	625,031
Slack Technologies, Inc., Class A(b)	5,025	134,871
Smartsheet, Inc., Class A(b)	3,655	151,719
Teradata Corp.(b)	723	14,814
Workday, Inc., Class A(b)	3,054	397,692
Zoom Video Communications, Inc., Class A(b)	1,005	146,851
Zscaler, Inc.(b)	2,826	171,990

		14,377,154

Specialty Retail — 1.1%
Home Depot, Inc. (The)	6,457	1,205,586
Lithia Motors, Inc., Class A(a)	892	72,957
Lowe’s Cos., Inc.	4,184	360,033
TJX Cos., Inc. (The)	1,013	48,432

		1,687,008

Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	29,059	7,389,413
HP, Inc.	9,063	157,334

		7,546,747

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc.(b)	1,941	$367,916
NIKE, Inc., Class B	16,574	1,371,333

		1,739,249

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	6,294	39,967

Trading Companies & Distributors — 0.3%
GATX Corp.(a)	8,312	519,999

Water Utilities — 0.8%
American Water Works Co., Inc.	9,622	1,150,406

Wireless Telecommunication Services — 0.4%
Telephone & Data Systems, Inc.	15,576	261,054
United States Cellular Corp.(b)	9,518	278,782

		539,836

Total Common Stocks — 96.9% (Cost: $159,110,046)		143,225,644

Rights — 0.0%

Pharmaceuticals — 0.0%(b)
Bristol-Myers Squibb Co	4,480	17,024

Total Rights — 0.0% (Cost: $9,543)		17,024

Total Long-Term Investments — 96.9% (Cost: $159,119,589)		143,242,668

Short-Term Securities — 8.2%(c)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%	4,318,009	4,318,009
SL Liquidity Series, LLC, Money Market Series, 0.88%(d)	7,797,213	7,794,874

Total Short-Term Securities — 8.2% (Cost: $12,115,570)		12,112,883

Total Investments — 105.1% (Cost: $171,235,159)		155,355,551

Liabilities in Excess of Other Assets — (5.1)%		(7,540,824)

Net Assets — 100.0%		$147,814,727

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	1,471,977	2,846,032	—	4,318,009	$4,318,009	$5,737		$—	$—
SL Liquidity Series, LLC, Money Market Series(b)	7,954,703	—	(157,490)	7,797,213	7,794,874	6,905	(c)	(9,080)	(2,688)

					$12,112,883	$12,642		$(9,080)	$(2,688)

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Large Cap Core Portfolio

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Large Cap Core Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	38	06/19/20	$4,882	$313,631

Glossary of Terms Used in this Report

Portfolio Abbreviations

S&P	Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$143,242,668	$—	$—	$143,242,668
Short-Term Securities(a)	4,318,009	—	—	4,318,009

Subtotal	$147,560,677	$—	$—	$147,560,677

Investments Valued at NAV(b)				7,794,874

Total Investments				$155,355,551

Derivative Financial Instruments(c)
Assets:
Equity contracts	$313,631	$—	$—	$313,631

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Large Cap Core Portfolio

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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